Available for Sale Securities: Schedule of Available-for-sale Securities Reconciliation (Tables)	12 Months Ended
Mar. 31, 2013
Tables/Schedules
Schedule of Available-for-sale Securities Reconciliation

Company name	Symbol	Shares	Market Value (USD) as of 3/31/13	Fair market value (USD)
Copper King Mining Corporation	CPRK	5,000	$0.000	$-
Deep Blue Marine Inc.	DPBE	120,000	$0.000	-
				$-

The following table sets forth the available for sale securities held by the Company as of March 31, 2012:

Company name	Symbol	Shares	Market Value (USD) as of 3/31/12	Fair market value (USD)
Copper King Mining Corporatoin	CPRK	5,000	$0.000	$-
Deep Blue Marine Inc.	DPBE	120,000	$0.001	835
				$835